Segment reporting - Consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [abstract]
Goodwill	$ 29,702	$ 202,848	$ 205,287
Other intangible assets	51,267	51,822	58,658
Property, plant and equipment	740,906	888,862	917,974
Inventories	354,121	456,970
Trade and other receivables	314,266	172,510
Cash, restricted cash and cash equivalents	123,175	216,647	184,472
Other	120,916	134,158
Total assets	1,734,353	2,123,817
Equity and liabilities [abstract]
Equity	602,297	884,372	937,758	$ 892,042
Provisions	130,943	116,357	$ 115,492
Bank borrowings	158,999	141,012
Obligations under lease agreements	25,872
Obligations under finance leases		66,471
Debt instruments	354,951	352,594
Other financial liabilities	66,539	85,312
Trade and other payables	194,059	267,951
Other	200,693	209,748
Total equity and liabilities	1,734,353	2,123,817
Adjustments/Eliminations
Assets [abstract]
Trade and other receivables	(1,430,186)	(1,254,935)
Total assets	(1,430,186)	(1,254,935)
Equity and liabilities [abstract]
Trade and other payables	(1,465,859)	(1,282,176)
Other	35,673	27,241
Total equity and liabilities	(1,430,186)	(1,254,935)
Electrometallurgy - North America | Operating segments
Assets [abstract]
Goodwill	29,702	202,848
Other intangible assets	18,504	22,798
Property, plant and equipment	419,695	467,616
Inventories	91,619	113,673
Trade and other receivables	427,871	267,974
Cash, restricted cash and cash equivalents	25,194	76,791
Other	11,932	15,341
Total assets	1,024,517	1,167,041
Equity and liabilities [abstract]
Equity	459,637	646,851
Provisions	31,220	29,644
Obligations under lease agreements	6,473
Obligations under finance leases		1,466
Trade and other payables	464,592	414,022
Other	62,595	75,058
Total equity and liabilities	1,024,517	1,167,041
Electrometallurgy - Europe | Operating segments
Assets [abstract]
Other intangible assets	30,248	26,476
Property, plant and equipment	216,809	219,520
Inventories	215,509	288,669
Trade and other receivables	504,294	274,291
Cash, restricted cash and cash equivalents	65,216	110,523
Other	60,619	85,905
Total assets	1,092,695	1,005,384
Equity and liabilities [abstract]
Equity	307,131	206,781
Provisions	85,167	71,163
Bank borrowings	100,070	6,914
Obligations under lease agreements	18,128
Other financial liabilities	454	3,841
Trade and other payables	520,937	662,667
Other	60,808	54,018
Total equity and liabilities	1,092,695	1,005,384
Electrometallurgy - South Africa | Operating segments
Assets [abstract]
Other intangible assets	1,322	1,292
Property, plant and equipment	53,650	56,679
Inventories	32,886	35,944
Trade and other receivables	47,755	50,665
Cash, restricted cash and cash equivalents	3,321	19,483
Other	14,921	8,692
Total assets	153,855	172,755
Equity and liabilities [abstract]
Equity	43,466	58,294
Provisions	7,108	7,889
Obligations under lease agreements	14
Trade and other payables	86,837	93,970
Other	16,430	12,602
Total equity and liabilities	153,855	172,755
Other segments | Operating segments
Assets [abstract]
Other intangible assets	1,193	1,256
Property, plant and equipment	50,752	145,047
Inventories	14,107	18,684
Trade and other receivables	764,532	834,515
Cash, restricted cash and cash equivalents	29,444	9,850
Other	33,444	24,220
Total assets	893,472	1,033,572
Equity and liabilities [abstract]
Equity	(207,937)	(27,554)
Provisions	7,448	7,661
Bank borrowings	58,929	134,098
Obligations under lease agreements	1,257
Obligations under finance leases		65,005
Debt instruments	354,951	352,594
Other financial liabilities	66,085	81,471
Trade and other payables	587,552	379,468
Other	25,187	40,829
Total equity and liabilities	$ 893,472	$ 1,033,572